STOCK-BASED COMPENSATION (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock based compensation	$ 388,715	$ 253,466
Aggregate Intrinsic Value Exercisable	164,304	175,911
Sale of Stock, Price Per Share (in dollars per share)	$ 15.98
Allocated Share-based Compensation Expense	152,640	154,899
Option Maximum Term	10 years
Director [Member]
Stock based compensation	$ 22,339	$ 36,461